Commitments and Contingencies (Narratives3) (Details) (USD $)	0 Months Ended	6 Months Ended
	May 03, 2010	Jun. 30, 2011
Company's vessel release of detention
Security Paid For Release Of Vessel	$ 1,500,000
Payments for Legal Settlements		2,400,000
Amount Reimbursed To Related Party		2,000,000
Retroactively levy of import export duties (Member)
Minimum Amount for import/export duties		5,000,000
Maximum Amount For Import Export Duties		$ 10,000,000